Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ 1,763	$ (22,102)	$ (464,726)	$ (85,596)	$ (116,194)	$ 9,222	$ 796
Other comprehensive income (loss)
Foreign currency translation adjustment, net of tax	(2,363)	521	2,165	(298)	(3,912)	(8,680)	719
Change of ownership interest in subsidiary	0	0	6,623	0
Total other comprehensive income (loss)	(2,363)	521	8,788	(298)	(3,912)	(8,680)	719
Comprehensive income (loss)	$ (600)	$ (21,581)	$ (455,938)	$ (85,894)	$ (120,106)	$ 542	$ 1,515